UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 - 9/30/10

Item 1 - Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 126.50% (d)
Aerospace and Defense - 1.22%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	708
200	Colt Defense LLC, Senior Notes,
	8.75%, 11/15/17 (g)	B3	144
375	Esterline Technologies, Senior Notes,
	7%, 08/01/20 (g)	Ba3	388
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	634
525	Sequa Corporation, Senior Notes,
	11.75%, 12/01/15 (g)	Caa2	554
225	Sequa Corporation, Senior Notes,
	13.50%, 12/01/15 (g)	Caa2	242
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	B2	205
			2,875

Automobile - 3.77%
175	Affinia Group, Inc., Senior Notes,
	10.75%, 08/15/16 (g)	B1	192
150	Affinia Group, Inc., Senior Subordinated Notes,
	9%, 11/30/14	B3	155
1,335	Allison Transmission, Inc., Senior Notes,
	11.25%, 11/01/15 (g)	Caa2	1,448
800	American Axle & Manufacturing, Inc., Senior Notes,
	7.875%, 03/01/17	B3	792
50	American Axle & Manufacturing, Inc., Senior Notes,
	9.25%, 01/15/17 (g)	Ba2	55
275	ArvinMeritor, Inc., Senior Notes,
	8.125%, 09/15/15	Caa1	279
666	Commercial Vehicle Group, Inc.,
	11%, 02/15/13 (c)	(e)	673
400	Conti Gummi Finance B.V., Senior Notes,
	8.50%, 0715/15 (g) (EUR)	B1	588
175	Conti Gummi Finance B.V., Senior Notes,
	7.50%, 09/15/17 (g) (EUR)	(e)	238
75	Conti Gummi Finance B.V., Senior Notes,
	6.50%, 01/15/16 (g) (EUR)	B1	101
475	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	B2	496
1,725	Goodyear Tire & Rubber Company, Senior Notes,
	10.50%, 05/15/16	B1	1,941
1,000	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	1,040
937	UCI Holdco, Inc., Senior Notes,
	9.25%, 12/15/13 (c)	Caa1	914
			8,912

Banking - .71%
1,150	Citigroup Capital XXI, Enhanced Trust Securities,
	8.30%, 12/21/77	Ba1	1,209
495	Royal Bank of Scotland Group plc,
	7.648%, 08/29/49	Ba2	475
			1,684

Beverage, Food and Tobacco - 3.47%
700	Alliance One International , Inc., Senior Notes,
	10%, 07/15/16	B2	752
325	CEDC Finance Corporation International, Senior Notes,
	9.125%, 12/01/16 (g)	B1	349
75	Constellation Brands, Inc., Senior Notes,
	8.375%, 12/15/14	Ba3	82
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17 (g)	B3	212

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

525	Cott Beverages, Inc., Senior Notes,
	8.125%, 09/01/18 (g)	B3	554
309	Dole Food Company, Inc., Senior Notes,
	13.875%, 03/15/14	B2	374
675	JBS Finance II Ltd., Senior Notes,
	8.25%, 01/29/18 (g)	B1	672
425	JBS USA, LLC Senior Notes,
	11.625%, 05/01/14	B1	493
750	Land O’Lakes, 7.45%, 03/15/28
	7.45%, 03/15/28 (g)	Ba2	673
900	Michael Foods, Inc., Senior Notes,
	9.75%, 07/15/18 (g)	Caa1	963
200	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15	B3	208
325	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15 (g)	B3	338
100	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa1	107
225	Reddy Ice Holdings, Inc., Senior Notes,
	10.50%, 11/01/12	Caa2	223
600	Reddy Ice Holdings, Inc., Senior Notes,
	11.25%, 03/15/15	B2	613
250	Smithfield Foods, Inc., Senior Notes,
	7.75%, 07/01/17	Caa1	254
125	Smithfield Foods, Inc., Senior Secured Notes,
	10%, 07/15/14 (g)	B1	143
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	401
775	US Food Service, Senior Notes,
	10.75%, 06/30/15 (g)	(e)	791
			8,202

Broadcasting and Entertainment - 9.30%
650	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B1	686
500	Belo Corporation, Senior Notes,
	8%, 11/15/16	Ba1	534
875	Cablevision Systems Corporation, Senior Notes,
	7.75%, 04/15/18	B1	932
350	Cablevision Systems Corporation, Senior Notes,
	8%, 04/15/20	B1	376
325	CCH II, LLC, Senior Notes,
	13.50%, 11/30/16	B2	386
1,200	CCO Holdings, LLC, Senior Notes,
	7.25%, 10/30/17 (g)	B2	1,218
400	CCO Holdings, LLC, Senior Notes,
	8.125%, 04/30/20 (g)	B2	422
450	Cinemark, USA, Inc., Senior Notes,
	8.625%, 06/15/19	B3	479
275	CSC Holdings, Inc., Senior Notes,
	8.50%, 06/15/15	Ba3	300
50	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	B1	51
200	Lamar Media Corporation, Senior Subordinated Notes,
	7.875%, 04/15/18	B1	211
400	Lamar Media Corporation, Senior Subordinated Notes,
	9.75%, 04/01/14	Ba3	459
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18 (g)	Ba3	368
575	Lions Gate Entertainment, Inc., Senior Notes,
	10.25%, 11/01/16 (g)	B1	582
400	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	409
525	Netflix, Inc., Senior Notes,
	8.50%, 11/15/17	Ba2	583
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17 (g)	B3	860
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B2	524

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

250	Regal Cinemas Corporation, Senior Notes,
	9.125%, 08/15/18	B3	263
925	Sinclair Television Group, Inc., Senior Notes,
	9.25%, 11/01/17 (g)	Ba3	992
2,000	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	Caa1	2,125
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	B1	278
2,331	Univision Communications, Inc., Senior Notes,
	9.75%, 03/15/15 (c)(g)	Caa2	2,226
1,075	Univision Communications, Inc., Senior Notes,
	12%, 07/01/14 (g)	B2	1,172
550	UPC Germany GMBH, Senior Notes,
	8.125%, 12/01/17 (g) (EUR)	B1	583
500	UPC Holding BV, Senior Notes,
	8.375%, 08/15/20 (g)	(e)	683
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba2	84
1,275	Virgin Media Finance PLC, Senior Notes,
	9.50%, 08/15/16	Ba3	1,434
275	XM Satellite Radio, Inc., Senior Notes,
	11.25%, 06/15/13 (g)	B2	303
1,350	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/14 (g)	Caa2	1,552
650	Ziggo Bond Company B.V., Senior Notes,
	8%, 05/15/18 (g) (EUR)	B2	930
			22,005

Building and Real Estate - 3.48%
250	Beazer Homes USA. Inc., Senior Notes,
	8.125%, 06/15/16	Caa2	234
350	Beazer Homes USA. Inc., Senior Notes,
	9.125%, 06/15/18	Caa2	327
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba3	377
800	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B3	780
150	Heidelbergcement Finance, Senior Notes,
	8%, 01/31/17 (EUR)	B1	217
500	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	517
950	IcahnEnterprises L.P., Senior Notes,
	7.75%, 01/15/16	Ba3	952
675	Mercer International, Inc., Senior Notes,
	9.25%, 02/15/13	Caa1	673
850	Obrascon Huarte Lain S.A, Senior Notes,
	7.375%, 04/28/15 (EUR)	Ba2	1,110
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	589
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	758
1,000	Smurfit-Stone Container Corporation, Escrow Shares,
	8%, 03/15/17 (a)	(e)	36
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	198
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	437
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20 (g)	B3	545
475	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	493
			8,243

Cargo Transport - 1.50%
500	American Railcar Industries, Inc., Senior
	Notes, 7.50%, 03/01/14	Caa1	502
700	DP World Ltd., Senior Notes,
	6.85%, 07/02/37 (g)	Ba1	657
600	DP World Sukuk Limited, Senior Notes,
	6.25%, 07/02/17 (g)	Ba1	589

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18 (g)	B2	566
130	Kansas City Southern Railway Company, Senior Notes,
	13%, 12/15/13	B2	157
325	Swift Transportation Company, LLC, Snior Notes,
	8.126%, 05/15/15 (g)	Caa3	301
450	United Maritime Group, LLC, Senior Notes,
	11.75%, 06/15/15	B3	449
350	Western Express, Inc., Senior Notes,
	12.50%, 04/15/15 (g)	Caa1	336
			3,557

Chemicals, Plastics and Rubber - 4.34%
400	Celanese US Holdings LLC, Senior Notes,
	6.625%, 10/15/18 (g)	Ba3	408
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	242
1,175	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	1,146
550	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/21 (g)	B3	571
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B3	182
700	Kerling, PLC, Senior Notes,
	10.625%, 01/28/17 (g) (EUR)	B3	1,007
300	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	311
1,475	LBI Escrow Corporation, Senior Notes,
	8%, 11/01/17 (g)	Ba3	1,610
1,450	Lyondell Chemical Company, Senior Notes,
	11%, 05/01/18	B3	1,602
500	Momentive Performance Materials, Inc., Senior Notes,
	9.75%, 12/01/14	Caa1	512
700	Momentive Performance Materials, Inc., Senior Notes,
	11.50%, 12/01/16	Caa2	702
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	335
275	Rhodia S.A., Senior Notes,
	6.875%, 09/15/20 (g)	B1	276
550	Solutia, Inc, Senior Notes,
	7.875%, 03/15/20	B2	588
550	Solutia, Inc, Senior Notes,
	8.75%, 11/01/17	B2	598
175	Westlake Chemical Corporation, Senior Notes,
	6.625%, 01/15/16	Ba2	177
			10,267

Containers, Packaging and Glass - 4.79%
250	Ardagh Glass Finance plc, Senior Notes,
	8.75%, 02/01/20 (g) (EUR)	B3	339
100	Ardagh Glass Group plc, Senior Notes,
	7.125%, 06/15/17 (g) (EUR)	B3	126
425	Ardagh Glass Group plc, Senior Notes,
	7.375%, 10/15/17 (g)	Ba3	427
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	461
850	Berry Plastics Corporation, Senior Notes,
	8.25%, 11/15/15	B1	873
250	Berry Plastics Corporation, Senior Notes,
	8.875%, 09/15/14	Caa1	241
817	Boise Cascade, LLC, Senior Subordinated Notes,
	Notes, 7.125%, 10/15/14	Caa1	772
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	B2	259
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17	B2	402
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18 (g)	B3	460

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

375	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	392
300	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	314
450	Cellu Tissue Holdings, Inc., Senior Secured Notes,
	11.50%, 06/01/14	B1	526
300	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16	Ba3	338
225	Clondalkin Acquisition BV, Senior Notes,
	2.292%, 12/15/13 (g)	B1	204
300	Crown Euro Holdings, S.A., Senior Notes,
	7.125%, 08/15/18 (g) (EUR)	Ba1	429
150	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	Ba3	166
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	B3	538
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B3	639
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	378
425	JSG Funding PLC, Subordinated Notes,
	7.75%, 04/01/15	B2	430
275	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	306
200	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	(e)	223
475	Reynolds Group Issuer, Inc., Senior Notes,
	7.75%, 10/15/16 (g)	B1	487
250	Reynolds Group Issuer, Inc., Senior Notes,
	8%, 12/15/16 (g) (EUR)	Caa1	320
375	Reynolds Group Issuer, Inc., Senior Notes,
	8.50%, 05/15/18 (g)	Caa1	365
825	Solo Cup Company, Senior Notes,
	10.50%, 11/01/13	B2	854
50	Verso Paper Holdings LLC, Senior Notes,
	11.50%, 07/01/14	Ba2	55
			11,324

Diversified/Conglomerate Manufacturing - 4.13%
500	AGY Holding Corp., Senior Notes,
	11%, 11/15/14	B3	427
400	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16	B1	416
675	AMH Holdings, LLC, Senior Discount Notes,
	11.25%, 03/01/14	Caa2	702
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	392
780	Cemex Finance LLC, Senior Notes,
	9.50%, 12/14/16 (g)	(e)	785
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	461
100	CPM Holdings, Inc., Senior Notes,
	10.625%, 09/01/14 (g)	B2	108
500	Goodman Global, Inc., Senior Notes,
	13.50%, 02/15/16	(e)	549
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	500
75	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba2	76
425	Masco Corporation, Senior Notes,
	7.125%, 03/15/20	Ba2	434
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17	B2	509
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20	B2	514
750	Pinafore, LLC, Senior Notes,
	9%, 10/01/18 (g)	B1	786
775	Ply Gem Industries, Inc., Senior Notes,
	11.75%, 06/15/13	Caa1	827
1,425	RBS Global, Inc., Senior Notes,
	8.50%, 05/01/18	Caa1	1,461

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

450	SPX Corporation, Senior Notes,
	6.875%, 09/01/17 (g)	Ba1	477
50	Terex Corporation, Senior Notes,
	10.875%, 06/01/16	B2	57
300	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	Caa1	300
			9,781

Diversified/Conglomerate Service - 7.59%
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	511
525	Avis Budget Car Rental LLC, Senior Notes,
	7.625%, 05/15/14	B3	533
450	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18	B3	477
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	688
300	EC Finance plc, Senior Notes,
	9.75%, 08/01/17 (g) (EUR)	B2	444
525	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	522
81	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	B3	83
600	Europcar Groupe S.A., Senior Subordinated Notes,
	4.399%, 05/15/13 (g) (EUR)	B3	765
254	Europcar Groupe S.A., Subordinate Notes,
	8.125%, 05/15/14 (g) (EUR)	Caa1	346
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B3	429
425	GEO Group, Inc., Senior Notes,
	7.75%, 10/15/17 (g)	B1	446
850	Hertz Corporation, Senior Notes,
	7.50%, 10/15/18 (g)	B2	847
125	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B2	128
725	Hertz Corporation, Senior Subordinated Notes,
	10.50%, 01/01/16	B3	771
400	Hertz Holdings Netherlands B.V., Senior Notes,
	8.50%, 07/31/15 (g) (EUR)	B1	573
450	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa1	449
825	iPayment, Inc., Senior Notes,
	9.75%, 05/15/14	Caa1	752
1,067	iPayment, Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (c)(g)	(e)	923
325	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	343
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa1	319
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B2	929
300	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B2	314
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	938
525	Novasep Holding, Senior Notes,
	9.75%, 12/15/16 (g)	B3	414
525	Open Solutions, Inc., Senior Subordinated Notes,
	9.75%, 02/01/15 (g)	Caa2	378
550	RSC Equipment, Inc., Senior Notes,
	10%, 07/15/17 (g)	B1	606
1,250	Servicemaster Company, Senior Notes,
	10.75%, 07/15/15 (g)	B3	1,334
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	Caa2	837
250	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa1	268
1,400	United Rentals North America, Inc., Senior Notes,
	10.875%, 06/15/16	B3	1,586
			17,953

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

Ecological - .44%
225	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	Caa1	226
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	816
			1,042

Electronics - 2.40%
475	Advanced Micro Devices, Inc., Senior Notes,
	7.75%, 08/01/20 (g)	Ba3	488
175	Advanced Micro Devices, Inc., Senior Notes,
	8.125%, 12/15/17	Ba3	185
250	Aspect Software, Inc., Senior Notes,
	10.625%, 05/15/17 (g)	Caa1	259
975	CDW Corporation, Senior Notes,
	11%, 10/12/15 (g)	(e)	987
525	Fidelity National Information, Senior Notes,
	7.625%, 07/15/17 (g)	Ba2	559
325	Fidelity National Information, Senior Notes,
	7.875%, 07/15/20 (g)	Ba2	349
800	First Data, Senior Notes,
	8.875%, 08/15/20 (g)	B1	830
350	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	B2	372
575	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	628
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14 (g)	B1	396
225	Seagate Technology International, Inc., Senior Notes,
	10%, 05/01/14 (g)	Baa3	264
325	Sungard Data Systems Inc., Senior Notes,
	10.625%, 05/15/15	Caa1	362
			5,679

Finance - 13.94%
475	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18 (g)	Ba3	494
1,825	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20 (g)	B3	1,948
1,675	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	B3	1,792
750	Ally Financial, Inc., Senior Notes,
	8.30%, 02/12/15 (g)	B3	819
675	American Capital Ltd., Senior Notes,
	8.96%, 12/31/13	(e)	690
1,175	American General Finance Corporation, Senior Notes,
	6.90%, 12/15/17	B3	981
7,025	CIT Group, Inc., Senior Notes,
	7%, 05/01/17	B3	6,884
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,538
900	E*Trade Financial Corporation, Senior Notes,
	7.375%, 09/15/13	B3	877
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B3	458
2,198	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17 (c)	(e)	2,495
1,175	Ford Motor Credit Company LLC, Senior Notes,
	8.125%, 01/15/20	Ba3	1,363
250	Ford Motor Credit Company LLC, Senior Notes,
	8.70%, 10/01/14	Ba3	281
1,225	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	Ba3	1,537
650	Fresenius US Financial II Inc., Senior Notes,
	9%, 07/15/15 (g)	Ba1	741
1,975	International Lease Finance Corporation, Senior Notes,
	8.625%, 09/15/15 (g)	B1	2,128

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

1,600	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	B1	1,732
2,375	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa3	1,876
1,050	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15	Caa3	1,045
450	Penson Worldwide, Inc., Senior Notes,
	12.50%, 05/15/17 (g)	B1	446
475	PHH Corporation, Senior Notes,
	9.25%, 03/01/16 (g)	Ba2	492
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	592
1,750	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	1,769
			32,978

Farming and Agriculture - .36%
800	CF Industries Inc., Senior Notes,
	6.875%, 05/01/18	B1	860

Furnishings, Housewares, Consumer Durable - .37%
225	Mohawk Industries, Inc., Senior Notes,
	6.875%, 01/15/16	Ba2	234
650	Sealy Mattress Company, Senior Subordinated Notes,
	8.25%, 06/15/14	Caa1	648
			882

Groceries - .22%
500	Susser Holdings LLC, Senior Notes,
	8.50%, 05/15/16	B2	520

Healthcare, Education and Childcare - 7.24%
450	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17	B1	461
375	Accellent, Inc Senior Subordinated Notes,
	10.50%, 12/01/13	Caa2	381
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,657
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	529
125	BioScrip, Inc., Senior Notes,
	10.25%, 10/01/15	B3	128
675	Boston Scientific Corporation, Senior Notes,
	7.375%, 01/15/40	Ba1	772
525	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17 (g)	B3	562
925	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	980
550	HCA, Inc., Senior Notes,
	8.50%, 04/15/19	Ba3	610
75	HCA, Inc., Senior Notes,
	9.25%, 11/15/16	B2	81
750	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	818
150	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17	B2	165
355	Healthsouth Corporation, Senior Notes,
	10.75%, 06/15/16	B2	391
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20 (g)	Ba1	256
350	Mylan Inc., Senior Notes,
	7.625%, 07/15/17 (g)	B1	371
425	OnCure Holdings, Inc., Senior Notes,
	11.75%, 05/15/17 (g)	B2	391
525	Radiation Therapy Services, Inc., Senior Subordinated Notes,
	9.875%, 04/15/17 (g)	Caa1	518
813	Symbion, Inc., Senior Notes,
	11.00%, 08/23/15 (c)	Caa2	713
900	Tenet Healthcare Corporation, Senior Notes,
	8%, 08/01/20 (g)	Caa1	895

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

475	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	B1	525
175	UHS Escrow Corporation, Senior Notes,
	7%, 10/01/18 (g)	B1	181
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	895
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 4.134%, 06/01/15	B3	389
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	203
350	US Oncology, Inc., Senior Notes,
	9.125%, 08/15/17	Ba3	369
838	US Oncology, Inc., Senior Subordinated
	Notes, 6.904%, 03/15/12 (c)	Caa1	796
425	Valeant Pharmaceuticals, International, Senior Notes,
	6.75%, 10/01/17 (g)	B1	435
625	Valeant Pharmaceuticals, International, Senior Notes,
	7%, 10/01/20 (g)	B1	639
750	Vanguard Health Holding Company II, LLC, Senior Notes,
	8%, 02/01/18 (g)	B3	758
1,225	Warner Chilcott Company, LLC, Senior Notes,
	7.75%, 09/15/18 (g)	B3	1,251
			17,120

Hotels, Motels, Inns and Gaming - 4.50%
800	Ameristar Casinos, Inc., Senior Notes,
	9.25%, 06/01/14	B2	855
500	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g) (EUR)	B3	695
250	Codere Finance (Luxembourg) S.A., Senior Notes,
	8.25%, 06/15/15 (g) (EUR)	B2	341
50	Gaylord Entertainment Company, Senior Notes,
	6.75%, 11/15/14	Caa2	50
1,875	Harrah’s Escrow Corporation, Senior Notes,
	11.25%, 06/01/17	Caa1	2,053
500	Harrah’s Operating Company, Senior Notes,
	10%, 12/15/18	(e)	398
525	MGM Mirage, Senior Notes,
	9%, 03/15/20 (g)	B1	559
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14	B1	415
775	MGM Mirage, Senior Notes,
	11.125%, 11/15/17	B1	882
400	MGM Mirage, Senior Notes,
	13%, 11/15/13	B1	471
475	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.625%, 08/01/17	B1	504
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B2	1,345
225	Sheraton Holding Corporation, Senior Notes,
	7.375%, 11/15/15	Ba1	248
550	Shingle Springs Tribal Gaming Authority, Senior
	Secured Notes, 9.375%, 06/15/15 (g)	Caa2	407
575	Wynn Las Vegas LLC, Senior Notes,
	7.75%, 08/15/20 (g)	Ba3	610
750	Wynn Las Vegas LLC, Senior Notes,
	7.875%, 11/01/17	Ba2	806
			10,639

Insurance - 3.07%
2,450	American International Group, Inc., Senior Notes,
	8.25%, 08/15/18	A3	2,842
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba2	597
750	Genworth Financial, Inc., Senior Notes,
	8.625%, 12/15/16	Baa3	836
875	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	864

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,715
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	412
			7,266

Leisure, Amusement and Entertainment - 1.77%
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18 (g)	B2	554
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16	B3	190
1,275	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	1,249
450	Speedway Motorsports, Inc., Senior Notes,
	8.75%, 06/01/16	Ba1	479
775	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	B1	847
575	Universal City Development Partners, Ltd., Senior Notes,
	8.875%, 11/15/15	B3	594
250	Universal City Development Partners, Ltd., Senior Notes,
	10.875%, 11/15/16	B3	271
			4,184

Machinery - .54%
1,175	Case New Holland, Inc., Senior Notes,
	7.875%, 12/01/17 (g)	Ba3	1,287

Mining, Steel, Iron and Non-Precious Metals - 5.63%
525	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	Ba3	535
525	Algoma Acquisition Corporation,
	9.875%, 06/15/15 (g)	Caa2	469
250	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16	B1	276
975	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17 (g)	B1	1,055
400	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20 (g)	B1	436
350	ESCO Corporation, Senior Notes,
	4.167%, 12/15/13 (g)	B2	315
500	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	514
725	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	750
150	International Coal, Senior Notes,
	9.125%, 04/01/18	Caa1	159
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	B3	582
450	New World Resources N.V., Senior Notes,
	7.875%, 05/01/18 (g) (EUR)	Ba3	637
575	Novelis, Inc., Senior Notes,
	11.50%, 02/15/15	B1	655
425	Patriot Coal Corporation, Senior Notes,
	8.25%, 04/30/18	B3	424
2,525	Ryerson Holding Corporation, Senior Secured Notes,
	14.50%, 02/01/15 (b)(g)	Caa3	1,136
1,225	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	1,262
625	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18 (g)	B3	656
900	Steel Capital, Senior Notes,
	9.75%, 07/29/13 (g)	Ba3	993
50	Steel Dynamics, Inc., Senior Notes,
	7.75%, 04/15/16	Ba2	52
475	Steel Dynamics, Inc., Senior Notes,
	7.625%, 03/15/20 (g)	Ba2	496
1,125	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	Caa1	1,139
725	Vedanta Resources, Plc, Ssenior Notes,
	9.50%, 07/18/18 (g)	Ba2	783
			13,324

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

Oil and Gas - 11.92%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	Ba3	78
105	Anadarko Petroleum Corporation, Senior Notes,
	6.20%, 03/15/40	Ba1	102
545	Anadarko Petroleum Corporation, Senior Notes,
	8.70%, 03/15/19	Ba1	651
930	Anadarko Petroleum Corporation, Senior Notes,
	6.375%, 09/15/17	Ba1	1,018
1,075	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17	Caa1	1,139
450	Berry Petroleum Company, Senior Notes,
	10.25%, 06/01/14	B2	504
525	Bill Barrett Corporation, Senior Notes,
	9.875%, 07/15/16	B1	574
750	Chesapeake Energy Corp., Senior Notes,
	6.625%, 08/15/20	Ba3	784
975	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1,127
425	Cie Gen Geophysique, Senior Notes,
	7.50%, 05/15/15	Ba3	432
800	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B1	824
750	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B3	793
1,375	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	Caa2	1,396
400	Continental Resources, Senior Notes,
	7.125%, 04/01/21 (g)	B1	413
772	Denbury Resources Inc., Senior Subordinated Notes,
	8.25%, 02/15/20	B1	841
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	645
1,425	El Paso Corporation, Senior Notes,
	12%, 12/12/13	Ba3	1,742
125	Encore Acquisition Company, Senior Subordinated
	Notes, 9.50%, 05/01/16	B1	140
1,325	Energy Transfer Equity, L.P., Senior Notes,
	7.50%, 10/15/20	Ba2	1,395
625	Exco Resources, Inc., Senior Notes,
	7.50%, 09/15/18	B3	620
250	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	253
120	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	123
575	Global Geophysical Services, Senior Notes,
	10.50%, 05/01/17 (g)	B3	584
750	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B2	757
625	Inergy, L.p., Senior Notes,
	7%, 10/01/18 (g)	Ba3	641
475	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15	Ba3	512
425	Kinder Morgan Finance Company, ULC, Senior Notes,
	5.70%, 01/05/16	Ba1	439
250	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	256
625	NRG Energy, Inc., Senior Notes,
	7.375%, 01/15/17	B1	639
800	NRG Energy, Inc., Senior Notes,
	8.25%, 09/01/20 (g)	B1	827
700	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	Caa3	525
425	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	Caa3	319
300	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B2	327

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	335
400	PetroHawk Energy Corporation, Senior Notes,
	10.50%, 08/01/14	B3	450
600	Plains Exploration and Production Company, Senior Notes,
	10%, 03/01/16	B1	681
710	Pride International, Senior Notes,
	8.50%, 06/15/19	Ba1	824
275	QEP Resources, Inc., Senior Notes,
	6.875%, 03/01/21	Ba1	297
650	Quicksilver Resources, Inc., Senior Notes,
	11.75%, 01/01/16	B2	760
825	Range Resources Corporaiton, Senior Subordinated Notes,
	6.75%, 08/01/20	Ba3	852
375	RDS Ultra-Deep Water, Ltd., Senior Notes,
	11.875%, 03/15/17 (g)	B3	392
400	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 03/15/20	Ba3	425
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	678
750	Tesoro Corporation, Senior Notes,
	6.50%, 06/01/17	Ba1	735
25	Tesoro Corporation, Senior Notes,
	9.75%, 06/01/19	Ba1	27
325	Whiting Petroleum Corporation, Senior Subordinated Notes,
	6.50% 10/01/18	Ba3	332
			28,208

Personal, Food and Miscellaneous Services - 2.80%
400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	408
475	FTI Consulting, Inc., Senior Notes,
	6.75%, 10/01/20 (g)	Ba2	480
250	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	261
50	Grohe Holding GmbH, Senior Bonds,
	8.625%, 10/01/14 (g) (EUR)	Caa1	69
203	Grohe Holding GmbH, Senior Secured Bonds,
	3.71%, 01/15/14 (EUR)	B3	255
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	1,059
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B3	858
600	OSI Restaurant Partners, Inc., Senior Notes,
	10%, 06/15/15	Caa3	606
1,000	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16	B3	1,061
400	West Corporation, Senior Subordinated Notes,
	8.625%, 10/01/18 (g)	B3	402
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	942
200	West Corporation, Senior Subordinated Notes,
	11%, 10/15/16	Caa1	212
			6,613

Personal Non-Durable Consumer Products - .63%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15	B1	223
675	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15	Caa1	717
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	Ba3	267
275	Scotts Miracle-Gro Company, Senior Notes,
	7.25%, 01/15/18	B1	289
			1,496

Personal Transportation - 1.72%
1,275	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,294

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

200	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	221
150	Continental Airlines, Inc., Senior Notes,
	9.25%, 05/10/17	Ba2	163
584	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	634
1,275	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B2	1,412
185	Northwest Airlines
	7.575%, 09/01/20	(e)	185
150	United Airlines, Inc., Senior Notes,
	12%, 11/01/13 (g)	B3	166
			4,075

Printing and Publishing - 2.58%
400	Bankrate, Inc., Senior Notes,
	11.75%, 07/15/15 (g)	B2	426
825	Cengage Learning Acquisitions, Inc., Senior Subordinated
	Notes, 13.25%, 07/15/15 (g)	Caa2	815
875	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	923
1,100	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba1	1,134
475	Interpublic Group of Companies, Inc., Senior Notes,
	10%, 07/15/17	Ba2	555
575	McClatchy Company, Senior Notes,
	11.50%, 02/15/17	B1	611
350	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	Caa1	398
1,100	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14	Caa1	1,251
			6,113

Retail Stores - 6.01%
1,425	Ace Hardware Corporation, Senior Notes,
	9.125%, 06/01/16 (g)	Ba2	1,518
150	Burlington Coat Factory Warehouse, Corp, Senior Notes,
	11.125%, 04/15/14	Caa1	157
739	Dollar General Corporation, Senior Subordinated Debentures,
	11.875%, 07/15/17	B3	861
75	Federated Retail Holdings, Inc., Senior Notes,
	5.90%, 12/01/16	Ba1	79
700	HSN, Inc., Senior Notes,
	11.25%, 08/01/16	Ba2	798
1,350	Limited Brands, Inc., Senior Notes,
	7%, 05/01/20	Ba1	1,458
250	Limited Brands, Inc., Senior Notes,
	8.50%, 06/15/19	Ba1	291
575	Michaels Stores, Inc., Senior Subordinated Notes,
	11.375%, 11/01/16	Caa2	627
1,025	Michaels Stores, Inc., Subordinated Notes,
	13%, 11/01/16 (b)	Caa2	999
1,182	Neiman Marcus Group, Inc., Senior Notes,
	9%, 10/15/15	Caa1	1,230
850	Neiman Marcus Group, Inc., Senior Subordinated
	Notes, 10.375%, 10/15/15	Caa2	892
100	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.125%, 11/15/23	Ba1	108
400	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.40%, 04/01/37	Ba1	404
50	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.95%, 04/01/17	Ba1	56
500	QVC, Inc., Senior Notes,
	7.125%, 04/15/17 (g)	Ba2	515
1,050	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	1,089
475	Rite Aid Corporation, Senior Notes,
	8%, 08/15/20 (g)	B3	481
675	Rite Aid Corporation, Senior Notes,
	8.625%, 03/01/15	Caa3	584

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

225	Rite Aid Corporation, Senior Notes,
	9.75%, 06/12/16	B3	240
600	Rite Aid Corporation, Senior Notes,
	10.25%, 10/15/19	Caa2	628
125	Rite Aid Corporation, Senior Notes,
	10.375%, 07/15/16	Caa2	130
525	Toys ‘R’ Us Delaware, Inc., Senior Notes,
	7.375%, 09/01/16 (g)	B1	541
500	Toys ‘R’ Us Property Company II, LLC, Senior Notes,
	8.50%, 12/01/17 (g)	Ba1	531
			14,217

Telecommunications - 13.55%
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	857
400	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	B2	399
2,425	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/15 (g)	Caa1	2,619
100	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	107
675	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	700
1,000	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	1,072
500	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	550
700	Digicel Limited, Senior Notes,
	8.25%, 09/01/17 (g)	B1	733
350	Digicel Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	356
900	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	985
475	Equinix, Inc., Senior Notes,
	8.125%, 03/01/18	Ba2	505
225	Geoeye, Inc., Senior Notes,
	9.625%, 10/01/15	B1	246
425	Hughes Network Systems, LLC, Senior Notes,
	9.50%, 04/15/14	B1	442
300	Hughes Network Systems, LLC, Senior Notes,
	9.50%, 04/15/14	B1	312
500	Intelsat Corporation, Senior Notes,
	9.25%, 06/15/16	B3	534
800	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20 (g)	B3	804
500	Intelsat Ltd., Senior Notes,
	11.25%, 06/15/16	Caa2	542
2,750	Intelsat Subsidiary Holding Company, Ltd., Senior Notes,
	11.25%, 02/04/17	Caa3	2,956
538	iPCS, Inc., Senior Secured Notes,
	3.733%, 05/01/14 (c)	Ba3	509
500	Level 3 Financing, Inc., Senior Notes,
	9.25%, 11/01/14	Caa1	470
1,050	MetroPCS Wireless, Inc., Senior Notes,
	7.875%, 09/01/18	B2	1,084
550	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B2	575
50	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B2	52
200	New Communications Holdings Inc., Senior Notes,
	8.25%, 04/15/17	Ba2	218
1,075	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	Ba2	1,080
375	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	B1	416
1,300	NII Capital Corporation, Senior Notes,
	10%, 08/15/16	B1	1,479
675	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	B1	702

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	445
250	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16	Ba3	267
525	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	Ba3	576
175	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	Ba3	161
1,050	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	Ba3	1,104
2,900	Sprint Nextel Corporation, Senior Notes,
	8.375%, 08/15/17	Ba3	3,139
1,550	Telesat Canada, Senior Notes,
	11%, 11/01/15	Caa1	1,752
475	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	Caa1	558
400	Terremark Worldwide, Inc., Senior Notes,
	12%, 06/15/17	B1	458
475	Trilogy International Partners, LLC, Senior Notes,
	10.25%, 08/15/16 (g)	Caa1	442
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16	B1	296
1,200	Wind Acquistion Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B2	1,344
107	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (c)(g)	B3	115
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	106
			32,067

Textiles and Leather - .34%
100	Hanesbrands, Inc., Senior Notes,
	4.121%, 12/15/14	B1	96
500	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B2	518
175	Levi Strauss & Co., Senior Notes,
	8.875%, 04/01/16	B2	185
			799

Utilities - 2.17%
25	AES Corporation, Senior Notes,
	8%, 10/15/17	B1	27
1,300	AES Corporation, Senior Notes,
	9.75%, 04/15/16	B1	1,488
1,875	Energy Future, Senior Notes,
	10%, 12/01/20	Caa3	1,875
400	North American Energy Alliance, LLC, Senior Notes,
	10.875%, 06/01/16 (g)	Ba3	437
1,000	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	1,083
250	RRI Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B3	229
			5,139

	Total Corporate Debt Securities (Total cost of $279,820)		299,311

CONVERTIBLE DEBT SECURITIES - .20% (d)
Diversified/Conglomerate Manufacturing - .20%
475	General Cable Corporation, Subordinated Notes,
	4.50%, 11/15/29	B2	479

	Total Convertible Debt Securities (Total cost of $490)		479

BANK DEBT SECURITIES - .76% (d)
Electronics - .28%
722	Infor Global Solutions Holdings, Ltd.,
	4.01%, 07/28/12 (h)	B1	670

Schedule of Investments - September 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

Hotels, Motels, Inns and Gaming - .28%
686	Pokagon Gaming Authority,
	9%, 08/15/12 (h)	(e)	655

Oil and Gas - .20%
500	Dresser, Inc.,
	6.112%, 05/04/15 (h)	B3	482

	Total Bank Debt Securities (Total cost of $1,881)		1,807

Shares
PREFERRED STOCK - 2.63% (d)
Automotive - .18%
4,150	Dana Holding Corporation, 4%, Convertible (g)	(e)	432

Building and Real Estate - 0.00%
1,975	Smurfit-Stone Container Corporation, Escrow Shares (a)(i)	(e)	—

Broadcasting and Entertainment - .14%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	C	332

Electronics - 1.16%
3,400	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	B3	2,738

Finance - 1.13%
2,975	Ally Financial, Inc., 7% (g)	Caa2	2,678

Telecommunications - .02%
600	Crown Castle International Corporation,
	Convertible, 6.25%	(e)	37

	Total Preferred Stock (Total cost of $5,479)		6,217

COMMON STOCK - .46% (d)
44,075	B&G Foods, Inc.,		481
32,725	Smurfit-Stone Container Corporation (f)		603

	Total Common Stock and Warrants (Total cost of $1,126)		1,084

Principal
Amount
SHORT-TERM INVESTMENTS - 2.43% (d)
5,740	Societe Generale North America,
	Commercial Paper, Due 010/01/10,
	Discount of .22%	P-1	5,740
	Total Short-Term Investments (Total cost of $5,740)		5,740

	TOTAL INVESTMENTS (Total cost of $294,536)		$314,638

(a)	Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Pay-In-Kind Security

(d)	Percentages indicated are based on total net assets to common shareholders of $236,598.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $111,733 as of September 30, 2010.

(h)	Restricted as to public resale. The total value of restricted securities owned at September 30, 2010 was $1,807 or .76% of total net assets to common shareholders.

(i)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2010 was $0.

(EUR) Euro

Forward Currency Exchange Contracts - (Unaudited) (Dollar Amounts in Thousands)

As of September 30, 2010, the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)

State Street Bank	12/9/10	USD	9,695	EUR	7,529	$(563)

State Street Bank	12/9/10	USD	212	EUR	158	(4)

State Street Bank	12/9/10	USD	369	EUR	274	(5)

State Street Bank	12/9/10	USD	81	EUR	60	(1)

State Street Bank	12/9/10	USD	72	EUR	53	—

State Street Bank	12/9/10	USD	162	EUR	119	—

State Street Bank	12/9/10	EUR	376	USD	512	—

Net unrealized gain (loss) on open forward currency exchange contracts						$(573)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2010 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

26

Note 1 to Schedule of Investments — Continued
September 30, 2010 (Unaudited)

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures” formerly known as SFAS No. 157 “Fair Value Measurements”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about

27

Note 1 to Schedule of Investments — Continued
September 30, 2010 (Unaudited)

the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments

Debt Securities*	$—	$301,597	$—	$301,597

Preferred Stock
Automotive	—	432	—	432
Broadcasting and Entertainment	—	332	—	332
Building and Real Estate	—	—	—	—
Electronics	—	2,738	—	2,738
Finance	—	2,678	—	2,678
Telecommunications	—	37	—	37

Common Stock
B&G Foods, Inc.	481	—	—	481
Smurfit - Stone Container Corporation	603	—	—	603

28

Note 1 to Schedule of Investments — Continued
September 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Short-Term Investment	$—	$5,740	$—	$5,740

Total Investments	$1,084	$313,554	$—	$314,638
Forward Currency Exchange Contracts	$—	$(573)	$—	$(573)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2009	$230,000
Net purchases (sales)	(111,000)
Change in unrealized appreciation (depreciation)	2,397,000
Realized gain (loss)	(2,184,000)
Transfers out of Level 3 to Level 2	(332,000)
Balance, September 30, 2010	$—

Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

29

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 23, 2010

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 23, 2010